UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Financial Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31, 2007

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

Portfolio of Investments as of December 31, 2006

(Unaudited)

First Financial Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—105.2%
DOMESTIC COMMON STOCKS—89.5%
Banks & Thrifts—49.4%
41,000	1st United Bancorp, Inc. † (a) (b)	553,500
83,490	Alliance Bankshares Corporation †	1,306,618
468,000	AmeriServ Financial, Inc. † (a)	2,307,240
73,900	AmeriServ Financial, Inc. (a)	364,327
251,735	Bancorp, Inc. †	7,451,356
87,500	Bancshares of Florida, Inc. †	1,792,000
88,600	Bank of America Corporation	4,730,354
10,200	Bank of Commerce Holdings	122,298
34,000	Bank of Marin	1,225,700
40,500	Bank of Oak Ridge †	508,275
83,300	Bank of Virginia †	633,080
527,200	BankAtlantic Bancorp, Inc. Class A	7,280,632
443,100	BankFinancial Corporation	7,891,611
57,000	BCB Bancorp, Inc.	955,320
120,700	Benjamin Franklin Bancorp, Inc.	1,967,410
50,800	Beverly National Corporation	1,188,720
181,900	Capital Corporation of the West	5,837,171
180,100	Cardinal Financial Corporation	1,846,025
85,000	Cardinal State Bank †	1,010,650
46,585	Carolina Trust Bank †	857,164
340,815	CCF Holding Company (c)	6,850,382
600,000	Centennial C Corporation (a)	5,676,000
41,500	Centrue Financial Corporation	808,005
8,820	Coastal Banking Company, Inc. †	208,681
58,300	Commerce Bancorp, Inc.	2,056,241
60,000	Community Bank (a) (b)	3,714,600
66,000	Community Bank of Orange, N.A. (a)	287,100
26,000	Community Capital Bancshares, Inc.	326,300
75,800	Connecticut Bank & Trust †	598,820

9,100	Crescent Banking Company	414,778
114,831	Dearborn Bancorp, Inc. †	2,181,789
62,500	Eastern Virginia Bankshares	1,410,000
97,200	FC Holdings, Inc. (a) (b)	972,000
79,300	FCB Bancorp, Inc. (a)	1,899,235
100,000	Federal City National Bank (a) (b)	618,000
16,900	Fidelity Southern Corporation	314,509
39,700	First American International (a) (b)	1,052,050
33,599	First Citizens BancShares, Inc., Class A	6,808,501
42,800	First Community Bancorp	2,237,156
5,830	First Financial Service Corporation	179,564
47,000	First Indiana Corporation	1,191,920
219,534	First Regional Bancorp † (a)	7,483,914
386,375	First Republic Bank	15,099,535
234,400	First Security Group, Inc.	2,702,632
66,726	First Southern Bancorp (a)	1,718,194
14,400	First Trust Bank †	309,600
193,261	Florida Capital Group (a) (b)	2,203,175
71,468	FNB United Corporation	1,310,723
225,236	Gateway Financial Holdings	3,227,632
137,700	Great Florida Bank Class A †	2,203,200
15,300	Great Florida Bank Class B † (a) (b)	244,800
92,369	Greenville First Bancshares, Inc. †	1,969,307
111,800	Halyk Savings Bank of Kazakhstan, GDR † (d)	2,459,600
228,000	Hampshire First Bank (a) (b)	2,046,870
33,527	Heritage Oaks Bancorp	576,329
27,800	Home Bancshares, Inc.	668,312
39,700	IBERIABANK Corporation (b)	2,344,285
29,800	IBERIABANK Corporation (a)	1,583,721
12,300	ICB Financial (a) (b)	305,040
138,600	LSB Bancshares, Inc.	2,342,340
206,400	MetroCorp Bancshares, Inc.	4,342,656
905,600	National Bancshares, Inc. (a) (b)	2,128,160
39,900	New England Bancshares, Inc. (a)	528,276
13,640	North Bay Bancorp	387,376
59,850	Northrim Bancorp, Inc.	1,592,010
54,208	Parkway Bank †	664,048

28,200	Peapack-Gladstone Financial Corporation	792,420
130,500	Pennsylvania Commerce Bancorp †	3,432,150
163,590	Pilot Bancshares, Inc. (a)	2,764,671
64,900	PNC Financial Services Group	4,805,196
173,219	Republic First Bancorp, Inc. †	2,237,989
20,630	SCBT Financial Corporation	860,890
195,700	Signature Bank †	6,062,786
111,615	Southern Connecticut Bancorp, Inc. †	798,047
302,900	Square 1 Financial, Inc. (a) (b)	2,686,723
97,500	State Bancorp, Inc. (a) (b)	1,672,515
80,151	Sterling Bank	881,661
32,450	SuffolkFirst Bank †	327,745
16,819	Summit Bank Corporation	408,534
229,758	Sun Bancorp, Inc. †	4,841,001
21,100	Team Financial, Inc.	337,600
101,100	Texas United Bancshares, Inc.	3,471,774
23,184	The Bank Holdings, Inc. †	440,496
79,800	TIB Financial Corporation	1,395,702
71,900	Tidelands Bancshares, Inc. (a)	1,102,587
130,000	Transatlantic Bank (a) (b)	2,233,400
231,000	UMB Financial Corporation	8,433,810
39,200	UnionBanCal Corporation	2,401,000
49,665	Valley Commerce Bancorp †	1,042,965
169,299	Wainwright Bank & Trust Company	1,855,517
38,587	Westbank Corporation	956,186
36,700	Yardville National Bancorp	1,384,324
		207,704,506

Diversified Financial Services—6.4%
28,100	Capital One Financial Corporation	2,158,642
25,000	CMET Financial Holdings, Inc. (a) (b) (d)	594,000
131,400	Delta Financial Corporation (a)	1,331,082
76,600	Delta Financial Corporation (a)	775,958
42,400	E*Trade Financial Corporation †	950,608
165,700	Goldleaf Financial Solutions †	969,345
276,300	Highland Financial Trust † (a) (b) (d)	4,558,950
60,000	Independence Financial Group, Inc. (a) (b)	600,000

93,615	Mackinac Financial Corporation (a)	1,076,573
116,000	Nasdaq Stock Market, Inc. †	3,571,640
53,800	National Financial Partners Corporation	2,365,586
74,631	Peppercoin, Inc. (a) (b)	400,000
265,000	Resource Capital Corporation † (a) (d)	4,491,750
117,200	Technology Investment Capital Corporation	1,891,608
2,333,333	Terra Nova Financial Group (a) (b)	256,433
36,000	Trina Solar, Ltd., ADR †	680,400
		26,672,575

Insurance—7.0%
66,500	American International Group, Inc.	4,765,390
111,800	Amerisafe, Inc. †	1,728,428
350,000	AmTrust Financial Services, Inc. † (a) (d)	2,992,500
48,700	Assurant, Inc.	2,690,675
90,700	Conseco, Inc. †	1,812,186
20,700	HCC Insurance Holdings, Inc.	664,263
141,100	Ohio Casualty Corporation	4,206,191
50,000	ProAssurance Corporation †	2,496,000
453,400	UCBH Holdings, Inc.	7,961,704
		29,317,337

Mortgages & REITS—4.0%
57,178	Accredited Home Lenders †	1,559,816
458,300	Cypress Sharpridge (a) (b) (d)	4,583,000
55,000	Embarcadero Bank (a) (b)	550,000
458,200	MortgageIT Holdings, Inc.; REIT	6,758,450
155,504	Newcastle Investment Holdings Corporation; REIT † (a) (b)	1,016,996
70,700	RAIT Financial Trust; REIT	2,437,736
		16,905,998

Savings & Loans—22.7%
116,000	Abington Community Bancorp, Inc.	2,224,880
104,400	American Bancorp of NJ	1,254,888
40,200	Appalachian Bancshares, Inc. †	773,850
339,600	Bankunited Financial Corporation, Class A	9,495,216

124,326	Berkshire Hills Bancorp, Inc.	4,159,948
129,280	Broadway Financial Corporation (c)	1,357,440
60,100	Carver Bancorp, Inc.	936,358
81,700	Central Federal Corporation	603,763
324,800	CFS Bancorp, Inc.	4,758,320
24,400	Charter Financial Corporation	1,257,088
34,500	Citizens Community Bank †	560,625
150,400	Citizens First Bancorp, Inc.	4,623,296
127,400	Downey Financial Corporation	9,246,692
20,600	ECB Bancorp, Inc.	671,560
32,500	Fidelity Federal Bancorp	747,500
25,560	First Community Bank Corporation of America †	483,340
57,538	First Federal Bancshares, Inc.	1,302,085
79,400	Firstfed Financial Corporation †	5,317,418
43,400	Georgetown Bancorp, Inc. †	379,750
93,045	Great Lakes Bancorp, Inc. †	1,306,352
3,630	HF Financial Corporation	62,944
128,000	Home Federal Bancorp, Inc.	2,196,480
93,100	Jefferson Bancshares, Inc.	1,212,162
81,700	Legacy Bancorp, Inc.	1,294,945
66,000	Liberty Bancorp, Inc.	705,540
69,812	LSB Corporation	1,144,917
310,300	MidCountry Financial Corporation (a) (b)	4,654,500
47,500	Newport Bancorp, Inc. †	648,850
67,100	Old Line Bancshares, Inc.	707,905
163,300	Pacific Premier Bancorp, Inc. †	1,988,994
417,200	People’s Choice Financial Corporation (a) (b) (d)	834,400
165,930	Perpetual Federal Savings Bank (c)	4,305,884
17,500	Privee LLC (a) (b)	2,362,500
75,100	Provident Financial Holdings, Inc.	2,289,799
40,650	Redwood Financial, Inc. † (c)	784,545
90,000	River Valley Bancorp (c)	1,624,500
10,474	Riverview Bancorp, Inc.	159,205
104,900	Rome Bancorp, Inc.	1,337,475
6,300	Royal Financial, Inc. †	102,312
289,600	SI Financial Group, Inc.	3,550,496

81,400	Southcoast Financial Corporation †	1,684,980
100,000	Sterling Eagle (a) (b)	618,000
110,500	Third Century Bancorp (c)	1,248,650
162,900	United Financial Bancorp, Inc.	2,248,020
341,100	Viewpoint Financial Group †	5,778,234
33,300	Westfield Financial	333,000
		95,339,606

	Total Domestic Common Stocks (cost $304,287,514)	375,940,022

FOREIGN COMMON STOCKS—15.4%
Bermuda—4.0%
66,600	Arch Capital Group, Ltd. †	4,502,826
112,000	CRM Holdings, Ltd. †	1,006,880
44,900	Everest Re Group, Ltd.	4,405,139
98,000	Max Re Capital, Ltd.	2,432,360
74,400	Platinum Underwriters Holdings, Ltd.	2,301,936
3,700	White Mountains Insurance Group, Ltd.	2,143,891
		16,793,032

Brazil—1.4%
13,200	Odontoprev S.A. †	211,447
302,500	Abyara Planejamento Imobilia †	5,667,447
		5,878,894

Canada—2.2%
173,074	Canadian Western Bank	7,849,829
47,200	Laurentian Bank of Canada	1,226,949
		9,076,778

Cayman Islands—0.3%
22,200	Ace, Ltd.	1,344,654

China—0.1%
142,000	China Communications Construction Company, Ltd. †	140,407
186,000	Shanghai Jin Jiang International Hotels Company, Ltd. †	89,206
		229,613

Germany—1.6%
531,000	European Capital Beteiligung (a)	6,908,204

Netherlands—0.1%
19,900	Aercap Holdings NV †	461,282

Switzerland—3.9%
22,390	Augsburg Re AG (a) (b) (d)	0
44,125	Augsburg Re AG Convertible Debt (a) (b) (d)	24,180
270,500	UBS AG	16,319,265
		16,343,445

United Kingdom—1.8%
2,012,555	Aberdeen Asset Management, PLC	7,483,857

	Total Foreign Common Stocks (cost $49,919,408)	64,519,759

WARRANTS—0.3%
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50 †	28,275
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09 (a) (b) (d)	43,725
700	Terra Nova Financial Group, Warrant, Expires 3/20/11 (a) (b)	1,119,888
	Total Warrants (cost $700,000)	1,191,888
	Total Long Term Investments (cost $354,906,922)	441,651,669

SHORT TERM INVESTMENTS—1.8%

Par Value	Description	Value (Note 1)
Repurchase Agreement—1.8%
7,700,000	Deutsche Triparty Mortgage Repo, 5.300% dated 12/29/2006, to be repurchased at $7,704,534 on 01/02/2007, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $7,854,000, rates from 4.00%-8.00% and maturities from 02/01/2012-03/01/2036.	7,700,000
	(Cost $7,700,000)

Total Investments — 107.0% (cost $362,606,922)		$449,351,669
	Other Assets and Liabilities — (7.0%)	(29,272,392)

	Net Assets — 100%	420,079,277

†		Non-income producing security.
(a)		Private Placement restricted as to resale and does not have a readily available market.
(b)		Indicates a fair valued security. Total market value for fair valued securities is $44,991,690 representing 10.71% of the total net assets.
(c)		Affiliated Company. See Note 3 to Schedule of Investments
(d)		Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.
ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt
REIT	-	Real Estate Investment Trust

See accompanying notes to financial statements.

FIRST FINANCIAL FUND, INC.

Notes to Schedule of Investments

December 31, 2006 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available, including securities listed on national securities exchanges and those traded over-the-counter, are valued at the last quoted sales price on the valuation date on which the security is traded.  If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser.  In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security.  Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate.  Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes.  All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations.  Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements:  The Fund may enter into repurchase agreement transactions with United States financial institutions.  It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral.  The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest.  If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency:  The books and records of the Fund are maintained in US dollars.  Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.  Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.  The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios.  Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Note 2.  Unrealized Appreciation/ (Depreciation)

On December 31, 2006 based on cost of $362,706,439 for federal income tax purposes aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $102,563,484 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $15,918,254.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	12,298	1,357,440
CCF Holding Company	227,210	340,815	42,602	6,850,382
Perpetual Federal Savings Bank	165,930	165,930	124,448	4,305,884
Redwood Financial, Inc.	40,650	40,650	—	784,545
River Valley Bancorp	90,000	90,000	53,100	1,624,500
Third Century Bancorp	110,500	110,500	234,260	1,248,650

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	2/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	2/22/07

By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer (Principal Financial Officer)

Date	2/20/07